N-4	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within seven (7) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the remaining guaranteed Income Payments withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; or (2) the date the Contract was established. There is no surrender charge under this Contract.

See “FEE TABLES — Transaction Expenses” and “CHARGES AND FEES — Transaction Fees — Early Withdrawal Charge.”

Are There Transaction Charges?

Yes. In addition to the early withdrawal charge, the Investor may also be charged for other transactions.

Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate. See “FEE TABLE — Transaction Expenses” and “CHARGES AND FEES .”

Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the Variable Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee, is charged until the loan is repaid.
Annual Fee	Minimum	Maximum
Base Contract Expenses	0.95%[1,2]	2.75%[1,2]
Portfolio Company fees and expenses	0.46%[3]	1.49%[3]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include the (1) a mortality and expense risk charge (0.95% for Contracts Without the Guaranteed Minimum Income Feature, and 1.50% for Contracts With the Five-Year Guaranteed Minimum Income Feature); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge is currently not imposed; however, we reserve the right to impose this charge for new contracts. The Maximum includes a guaranteed minimum income charge of 1.00% annually for the first five years. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $891	Highest Annual Cost Estimate: $1,572

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Five-Year Guaranteed Minimum Income Feature;

•   No loans;

•   No sales charges; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • No loans; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLES — Annual Contract Expenses” and “CHARGES AND FEES — Periodic Fees and Charges.”

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within seven (7) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the remaining guaranteed Income Payments withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract and will be either: (1) the date the individual account was established; or (2) the date the Contract was established. There is no surrender charge under this Contract.

See “FEE TABLES — Transaction Expenses” and “CHARGES AND FEES — Transaction Fees — Early Withdrawal Charge.”

Surrender Charge Phaseout Period, Years	(7)
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Transaction Charges [Text Block]
Are There Transaction Charges?

Yes. In addition to the early withdrawal charge, the Investor may also be charged for other transactions.

Certain Funds may impose redemption fees as a result of withdrawals, transfers, or other Fund transactions you may initiate. See “FEE TABLE — Transaction Expenses” and “CHARGES AND FEES .”

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the Variable Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract), or an Annual Loan administration fee, is charged until the loan is repaid.
Annual Fee	Minimum	Maximum
Base Contract Expenses	0.95%[1,2]	2.75%[1,2]
Portfolio Company fees and expenses	0.46%[3]	1.49%[3]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include the (1) a mortality and expense risk charge (0.95% for Contracts Without the Guaranteed Minimum Income Feature, and 1.50% for Contracts With the Five-Year Guaranteed Minimum Income Feature); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge is currently not imposed; however, we reserve the right to impose this charge for new contracts. The Maximum includes a guaranteed minimum income charge of 1.00% annually for the first five years. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $891	Highest Annual Cost Estimate: $1,572

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Five-Year Guaranteed Minimum Income Feature;

•   No loans;

•   No sales charges; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • No loans; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLES — Annual Contract Expenses” and “CHARGES AND FEES — Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.75%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.46%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.49%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include the (1) a mortality and expense risk charge (0.95% for Contracts Without the Guaranteed Minimum Income Feature, and 1.50% for Contracts With the Five-Year Guaranteed Minimum Income Feature); and (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge is currently not imposed; however, we reserve the right to impose this charge for new contracts. The Maximum includes a guaranteed minimum income charge of 1.00% annually for the first five years. See “CHARGES AND FEES - Periodic Fees and Charges.”

Investment Options Footnotes [Text Block]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost Estimate: $891	Highest Annual Cost Estimate: $1,572

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Five-Year Guaranteed Minimum Income Feature;

•   No loans;

•   No sales charges; and

•   No additional Purchase Payments, transfers, or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • No loans; • No sales charges; and • No additional Purchase Payments, transfers, or withdrawals.
See “FEE TABLES — Annual Contract Expenses” and “CHARGES AND FEES — Periodic Fees and Charges.”

Lowest Annual Cost [Dollars]	$ 891
Highest Annual Cost [Dollars]	$ 1,572
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Dollar Option) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS — The Variable Investment Options” and “APPENDIX A and APPENDIX B.”

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Dollar Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service.

See “THE CONTRACT The General Account.”

Investment Restrictions [Text Block]

Yes.

•     Your plan may limit the number of options you may select at any one time. Please refer to your plan documents for more information;

•    Some Subaccounts may not be available through your plan. Please refer to your plan documents for a list of Subaccounts available to you;

•    There are certain restrictions on transfers from the Subaccounts;

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS — Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT — Limits on Frequent or Disruptive Transfers.”

Key Information, Benefit Restrictions [Text Block]

Yes.

•      We may discontinue or restrict the availability of an optional benefit;

•      Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you; and Withdrawals may reduce the amount of a death benefit based on premium by more than the amount withdrawn.

See “THE CONTRACT — Contract Provisions and Limitations — Death Benefit Options” and “FEE TABLE — Annual Contract Expenses — For Contracts with the Five-Year Guaranteed Minimum Income Feature.”

Tax Implications [Text Block]

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•     Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•     We pay compensation to broker/dealers whose registered representatives sell the Contract.

•      Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•      Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS — Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees, and risks of both Contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or take a loan from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn, if applicable)	7.00%
Premium Tax[2]	0.00% to 3.50%

There is no surrender charge under this Contract.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

For Contracts With the Five-Year Guaranteed Minimum Income Feature
Base Contract Expenses [3] (as a percentage of average Account Value)	2.75%[4]
For Contracts Without the Five-Year Guaranteed Minimum Income Feature	0.95%[5]
Loan Interest Rate Spread (per annum)[6]	3.00%
Annual Loan Administration Fee[7]	$50.00

[1]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. See “CHARGES AND Fees.”
[2]	We reserve the right to deduct a charge for premium taxes from your Purchase Payment on the Contract effective date. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[3]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract. We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the Subaccounts equivalent to not more than 0.25% annually. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”
[4]	The Five-Year Guaranteed Minimum Income Charge of 1.00% terminates after five (5) years.
[5]	If you select the Contract Without the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.
[6]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[7]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this Prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.46%	1.49%
Range of total annual Fund operating expenses after any waivers or expense reimbursements[1]	0.46%	1.25%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses.

The Example assumes all Contract value is allocated to the Variable Investment Options.

The following examples assume that you invest $100,000 in the Variable Investment Options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. For the purpose of these Examples, we deducted the maximum contract fees and expenses and the maximum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime–guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

[1]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to Contracts Without the Five-Year Guaranteed Minimum Income Feature:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,650	$12,999	$16,409	$27,763
Example B: If you do not withdraw your entire Account Value or if you select an Income Payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,471	$7,605	$13,005	$27,763

Applicable to Contracts With the Five-Year Guaranteed Minimum Income Feature:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,473	$12,457	$15,485	$19,909
Example B: If you do not withdraw your entire Account Value or if you select an Income Payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,281	$7,033	$12,049	$19,909

*	This example will not apply if a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the Contract. In that case, the lump-sum payment is treated as a withdrawal and may be subject to an early withdrawal charge. (Refer to Example A.)

Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn, if applicable)	7.00%
Premium Tax[2]	0.00% to 3.50%

Sales Load (of Purchase Payments), Maximum [Percent]	7.00%	[1]
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. See “CHARGES AND Fees.”
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%	[2]
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%	[2]
Other Transaction Fee 1, Current [Dollars]	$ 50	[3]
Other Transaction Fee 1 (of Other Amount), Current [Percent]	3.00%	[4]
Other Transaction Fee, Footnotes [Text Block]	We reserve the right to deduct a charge for premium taxes from your Purchase Payment on the Contract effective date. See “CHARGES AND Fees ‒ Premium and Other Taxes.”This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “Loans ‒ Things to Consider Before Initiating a Loan.”[7]Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

For Contracts With the Five-Year Guaranteed Minimum Income Feature
Base Contract Expenses [3] (as a percentage of average Account Value)	2.75%[4]
For Contracts Without the Five-Year Guaranteed Minimum Income Feature	0.95%[5]
Loan Interest Rate Spread (per annum)[6]	3.00%
Annual Loan Administration Fee[7]	$50.00

Base Contract Expense (of Average Account Value), Current [Percent]	2.75%	[5]
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract. We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the Subaccounts equivalent to not more than 0.25% annually. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”
Other Annual Expense (of Average Account Value), Current [Percent]	0.95%	[6]
Other Annual Expense, Footnotes [Text Block]	If you select the Contract Without the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.46%	1.49%
Range of total annual Fund operating expenses after any waivers or expense reimbursements[1]	0.46%	1.25%

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.46%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.49%
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.46%
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	1.25%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The decision to participate or invest in the Contract should be discussed with your financial representative. Make sure that you understand the risks you will face when you consider an investment in the Contract.

There are risks associated with investing in the Contract.

•	Market Risk - The Funds held by the Subaccounts could decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
•	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.
•	Account Value Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts.
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
•	Contract Changes - We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
•	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on premium by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount.
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
•	Business Disruption and Cybersecurity Risks - We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit applicable to variable Income Payments.	Standard	No additional fee for this death benefit.

If your Contract is issued under any of the following Income Payment options, a death benefit may be payable to any surviving joint annuitants:

•   Life Income - Guaranteed Payments;

•   Life Income - Two Lives - Guaranteed Payments; or

•   Nonlifetime - Guaranteed Payments.

Five-Year Guaranteed Minimum Income Feature	Guarantees that during the first five contract years your variable payment will never be less than the Guaranteed Minimum Payment amount shown in the Contract.	Optional	If the variable Annuity Minimum Income Guarantee has been chosen or assumed, an Assumed Annual Net Return Rate of 3.5% will apply.	If you select the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals under the Contract. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments – Payment Options.” For information on the death benefit applicable to the Fixed Dollar option, refer to APPENDIX B.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.	Life Income – Guaranteed Payments;
2.	Life Income – Two Lives – Guaranteed Payments; or
3.	Nonlifetime – Guaranteed Payments.

Any death benefit will be paid in the form specified in the Contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the Income Payment start date. Under payment options 1 and 2 above, a lump–sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump–sum payment may be requested at any time (even after the six-month period) if you had elected the right to withdraw. Under payment option 3 above, a lump–sum payment of the present value of any death benefit may be requested at any time. If a lump–sum payment is requested, no early withdrawal charge is applied, and payment will be sent within seven calendar days following our receipt of your request in Good Order.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Calculation of Lump–Sum Payment of the Death Benefit. The value of the lump–sum payment of the death benefit will equal the present value of any remaining guaranteed Income Payments, calculated using the same rate we used to calculate the Income Payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in Good Order. Such value will reflect any payments made after the date of death. See APPENDIX B for information on calculation of a lump–sum payment of the death benefit applicable to the Fixed Dollar option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS for additional information.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit applicable to variable Income Payments.	Standard	No additional fee for this death benefit.

If your Contract is issued under any of the following Income Payment options, a death benefit may be payable to any surviving joint annuitants:

•   Life Income - Guaranteed Payments;

•   Life Income - Two Lives - Guaranteed Payments; or

•   Nonlifetime - Guaranteed Payments.

Five-Year Guaranteed Minimum Income Feature	Guarantees that during the first five contract years your variable payment will never be less than the Guaranteed Minimum Payment amount shown in the Contract.	Optional	If the variable Annuity Minimum Income Guarantee has been chosen or assumed, an Assumed Annual Net Return Rate of 3.5% will apply.	If you select the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals under the Contract. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Benefits Description [Table Text Block]

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments – Payment Options.” For information on the death benefit applicable to the Fixed Dollar option, refer to APPENDIX B.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.	Life Income – Guaranteed Payments;
2.	Life Income – Two Lives – Guaranteed Payments; or
3.	Nonlifetime – Guaranteed Payments.

Any death benefit will be paid in the form specified in the Contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the Income Payment start date. Under payment options 1 and 2 above, a lump–sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump–sum payment may be requested at any time (even after the six-month period) if you had elected the right to withdraw. Under payment option 3 above, a lump–sum payment of the present value of any death benefit may be requested at any time. If a lump–sum payment is requested, no early withdrawal charge is applied, and payment will be sent within seven calendar days following our receipt of your request in Good Order.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Calculation of Lump–Sum Payment of the Death Benefit. The value of the lump–sum payment of the death benefit will equal the present value of any remaining guaranteed Income Payments, calculated using the same rate we used to calculate the Income Payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in Good Order. Such value will reflect any payments made after the date of death. See APPENDIX B for information on calculation of a lump–sum payment of the death benefit applicable to the Fixed Dollar option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest-bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must satisfy the distribution rules imposed by the Tax Code. These rules changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to satisfy these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS for additional information.

Calculation Method of Benefit [Text Block]

Calculation of Lump–Sum Payment of the Death Benefit. The value of the lump–sum payment of the death benefit will equal the present value of any remaining guaranteed Income Payments, calculated using the same rate we used to calculate the Income Payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in Good Order. Such value will reflect any payments made after the date of death. See APPENDIX B for information on calculation of a lump–sum payment of the death benefit applicable to the Fixed Dollar option.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	14.92%	13.70%	17.45%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	On June 20, 2021, the Fund closed to new investment by new Investors. Existing retirement plans and individual Investors may leave their investment in the Fund and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
***	Effective on or about July 17, 2026, the Voya Global Insights Portfolio will change its name to the Voya Global Insights Fund.
[1]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[2]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.***	0.67%*	15.33%	12.23%	15.19%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
***	Effective October 27, 2025, T. Rowe Price Associates Inc. was added as a sub-adviser to the Voya Large Cap Growth Portfolio.
[1]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%*	12.66%	12.56%	10.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%*	18.51%	14.45%	15.09%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective February 6, 2026, the VY® T. Rowe Price Equity Income Portfolio and the Voya Large Cap Value Portfolio merged into the Voya Large Cap Value Fund.
[1]	The Voya Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%*	4.99%	8.19%	9.00%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%*	-10.94%	-0.34%	9.17%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio (Class S) will merge into the Voya MidCap Opportunities Fund (Class S).
[1]	This Fund is structured as a fund of funds that invest directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – Fund of Funds” for additional information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® Columbia Real Estate Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.75%*	0.30%	5.93%	5.06%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%*	17.08%	13.87%	14.01%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%*	4.37%	9.26%	8.48%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.97%*	17.02%	14.95%	11.75%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to the VY® Columbia Real Estate Portfolio and the subadviser changed from CBRE Investment Management Listed Real Assets, LLC to the Columbia Management Investment Advisers, LLC.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.55%	14.92%	13.70%	17.45%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[1] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	On June 20, 2021, the Fund closed to new investment by new Investors. Existing retirement plans and individual Investors may leave their investment in the Fund and may continue to make additional purchases and exchanges.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%*	8.80%	-2.30%	1.82%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.81%*	24.31%	7.21%	10.97%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
***	Effective on or about July 17, 2026, the Voya Global Insights Portfolio will change its name to the Voya Global Insights Fund.
[1]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[2]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%*	30.89%	8.50%	7.91%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.***	0.67%*	15.33%	12.23%	15.19%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio (Class I) merged into the Voya Large Cap Growth Portfolio (Class I).
***	Effective October 27, 2025, T. Rowe Price Associates Inc. was added as a sub-adviser to the Voya Large Cap Growth Portfolio.
[1]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%*	12.66%	12.56%	10.85%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%*	18.51%	14.45%	15.09%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.87%*	8.59%	6.26%	8.39%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective February 6, 2026, the VY® T. Rowe Price Equity Income Portfolio and the Voya Large Cap Value Portfolio merged into the Voya Large Cap Value Fund.
[1]	The Voya Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%*	4.99%	8.19%	9.00%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%*	-10.94%	-0.34%	9.17%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio (Class S) will merge into the Voya MidCap Opportunities Fund (Class S).
[1]	This Fund is structured as a fund of funds that invest directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – Fund of Funds” for additional information.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® Columbia Real Estate Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.75%*	0.30%	5.93%	5.06%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%*	17.08%	13.87%	14.01%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%*	4.37%	9.26%	8.48%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.97%*	17.02%	14.95%	11.75%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective January 21, 2026, the VY® CBRE Real Estate Portfolio changed its name to the VY® Columbia Real Estate Portfolio and the subadviser changed from CBRE Investment Management Listed Real Assets, LLC to the Columbia Management Investment Advisers, LLC.

Calvert VP SRI Balanced Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Fidelity® VIP ContrafundSM Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Fidelity® VIP Equity-Income PortfolioSM (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Fidelity® VIP Growth Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Franklin Small Cap Value VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)[1]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Invesco V.I. American Franchise Fund (Series I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	14.87%
Invesco V.I. Core Equity Fund (Series I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	7.98%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	9.00%
VY® Baron Growth Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(10.94%)
Average Annual Total Returns, 5 Years [Percent]	(0.34%)
Average Annual Total Returns, 10 Years [Percent]	9.17%
VY® Columbia Contrarian Core Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Contrarian Core Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	14.01%
VY® Columbia Real Estate Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return including capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Columbia Real Estate Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	0.30%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	5.06%
VY® Invesco Comstock Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	VY® Invesco Comstock Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	11.75%
VY® JPMorgan Mid Cap Value Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Voya Balanced Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Voya Global Bond Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	(2.30%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Voya Global High Dividend Low Volatility Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth and current income.
Portfolio Company Name [Text Block]	Voya Global High Dividend Low Volatility Portfolio (Class I)[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.00%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Voya Global Insights Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.31%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Voya Government Money Market Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)[2]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Voya Growth and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	14.62%
Voya High Yield Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide Investors with a high level of current income and total return.
Portfolio Company Name [Text Block]	Voya High Yield Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.82%
Voya Index Plus LargeCap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus LargeCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	13.90%
Voya Index Plus MidCap Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus MidCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Voya Index Plus SmallCap Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Portfolio Company Name [Text Block]	Voya Index Plus SmallCap Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Voya Intermediate Bond Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	37.60%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Voya International Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.89%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Voya Large Cap Growth Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term capital growth.
Portfolio Company Name [Text Block]	Voya Large Cap Growth Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.***
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	15.19%
Voya Large Cap Value Fund (Class A) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income.
Portfolio Company Name [Text Block]	Voya Large Cap Value Fund (Class A)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Voya RussellTM Large Cap Growth Index Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Growth Index Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	18.12%
Average Annual Total Returns, 5 Years [Percent]	16.24%
Average Annual Total Returns, 10 Years [Percent]	18.65%
Voya RussellTM Large Cap Index Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Portfolio Company Name [Text Block]	Voya RussellTM Large Cap Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.51%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	15.09%
Voya SmallCap Opportunities Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Voya Small Company Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Portfolio Company Name [Text Block]	Voya Small Company Portfolio (Class I)[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Voya Solution Aggressive Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.87%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Voya Solution Balanced Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.05%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Voya Solution Conservative Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)[1]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Account Value Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit applicable to variable Income Payments.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

If your Contract is issued under any of the following Income Payment options, a death benefit may be payable to any surviving joint annuitants:

•   Life Income - Guaranteed Payments;

•   Life Income - Two Lives - Guaranteed Payments; or

•   Nonlifetime - Guaranteed Payments.

Name of Benefit [Text Block]	Account Value Death Benefit
Five-Year Guaranteed Minimum Income Feature [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Five-Year Guaranteed Minimum Income Feature
Purpose of Benefit [Text Block]	Guarantees that during the first five contract years your variable payment will never be less than the Guaranteed Minimum Payment amount shown in the Contract.
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Current [Percent]	3.50%
Brief Restrictions / Limitations [Text Block]	If you select the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals under the Contract. The benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Five-Year Guaranteed Minimum Income Feature
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. An Investor can lose money by investing in the Contract. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Dollar Option) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS — The Variable Investment Options” and “APPENDIX A and APPENDIX B.”

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk - The Funds held by the Subaccounts could decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk – You should carefully consider the risk associated with early withdrawals. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.
Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits – Loans and withdrawal may reduce the amount of a death benefit based on premium by more than the amount of the loan or withdrawal due to proportional reductions in the premium amount.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Dollar Option, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service.

See “THE CONTRACT The General Account.”

Account Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Account Value Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts.
Business Disruption and Cybersecurity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks - We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Contract Changes [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes - We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
Insurance Company Insolvency [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
Short-Term Investment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
With The Five-Year Guaranteed Minimum [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,473	$12,457	$15,485	$19,909

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,473
Surrender Expense, 3 Years, Maximum [Dollars]	12,457
Surrender Expense, 5 Years, Maximum [Dollars]	15,485
Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,909
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,281	$7,033	$12,049	$19,909

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,281
No Surrender Expense, 3 Years, Maximum [Dollars]	7,033
No Surrender Expense, 5 Years, Maximum [Dollars]	12,049
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,909
Without The Five-Year Guaranteed Minimum [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,650	$12,999	$16,409	$27,763

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,650
Surrender Expense, 3 Years, Maximum [Dollars]	12,999
Surrender Expense, 5 Years, Maximum [Dollars]	16,409
Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,763
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,471	$7,605	$13,005	$27,763

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,471
No Surrender Expense, 3 Years, Maximum [Dollars]	7,605
No Surrender Expense, 5 Years, Maximum [Dollars]	13,005
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,763

[1]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. See “CHARGES AND Fees.”
[2]	We reserve the right to deduct a charge for premium taxes from your Purchase Payment on the Contract effective date. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[3]	Certain Contracts that have a 0.0% Loan Interest Rate Spread may be subject to an annual loan administration fee. If assessed, the annual loan maintenance fee will apply to each outstanding Plan Loan and be deducted from the vested individual account value. We reserve the right to change the annual fee charged for loan administration, but the fee shall not exceed $50. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[4]	This is the difference between the rate charged and the rate credited on loans under your Contract. We reserve the right to assess a Loan Interest Rate Spread between 0.0% and 3.0% per annum. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. See “Loans ‒ Things to Consider Before Initiating a Loan.”
[5]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract. We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the Subaccounts equivalent to not more than 0.25% annually. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge.”
[6]	If you select the Contract Without the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.